Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Securities held-to-maturity, fair value	$ 30,289,000	$ 38,157,000
Shareholders' Equity
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock, liquidation value	$ 100,000	$ 100,000
Common stock, par value (in dollars per share)	$ 2.5	$ 2.5
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	4,938,262	4,834,615
Common stock, shares issued after fiscal year-end (in shares)	24,324	19,312
Treasury stock (in shares)	210,101	210,101